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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410914

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Quality Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MS-CE-QMINC-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–153.50%

Alabama–0.76%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$2,100	$2,423,799

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	3,060	3,499,997

				5,923,796

Alaska–0.63%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	4,065	4,871,211

Arizona–2.60%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	1,035	1,099,325

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	2,276,586

Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (b)	5.00%	07/01/36	3,450	4,058,753

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	1,995	2,251,796

Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (c)(d)	6.00%	05/01/14	1,475	1,568,545

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	3,101,535

Phoenix Civic Improvement Corp.; Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(e)	5.25%	07/01/32	3,000	3,005,280

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,790,807

				20,152,627

California–24.37%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	3,570	1,247,572

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/36	5,770	1,817,781

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (c)(g)	5.00%	04/01/17	1,000	1,184,740

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	1,390	880,871

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	2,680	1,338,151

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,861,959

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,210,620

California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	5,000	5,264,900

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,322,880

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,015	1,135,480

Series 2006 A, RB	5.00%	08/15/32	8,000	8,912,960

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,260	6,127,164

California (State of); Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/24	1,000	1,027,310

Series 2003, Unlimited Tax GO Bonds (c)(g)	5.25%	08/01/13	4,855	5,018,662

Series 2003, Unlimited Tax GO Bonds	5.25%	02/01/19	145	149,718

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,460	2,865,556

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,460	2,964,374

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	5,000	5,444,200

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(c)(g)	5.00%	01/01/28	5,000	7,044,800

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/29	$695	$361,198

Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/40	4,685	1,255,908

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/41	4,965	1,258,528

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/42	5,265	1,261,178

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/43	3,460	782,756

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/44	4,825	1,033,515

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	4,770	5,705,492

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	1,775	772,658

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	1,980	816,453

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,583,145

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	7,000	7,015,750

Indio (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/23	310	320,701

Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	895	927,730

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/35	6,000	6,950,700

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (b)(c)(g)	5.00%	07/01/14	6,920	7,431,388

Series 2012 A, Water System RB (b)	5.00%	07/01/43	6,510	7,733,750

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (c)(g)	5.00%	09/01/14	6,000	6,492,060

Los Angeles Community College District; Series 2003 B, Unlimited Tax GO Bonds (INS- AGM) (a)	5.00%	08/01/27	4,000	4,119,520

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/34	1,985	726,153

Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	3,040	3,129,102

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	08/01/29	3,955	1,944,436

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	2,875	1,556,410

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (a)	5.00%	06/01/29	4,000	4,133,120

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/36	4,025	1,326,479

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/37	1,590	499,991

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/27	4,005	2,277,563

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	5,000	2,303,350

Regents of the University of California; Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	2,760	2,935,508

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	2,240	2,368,061

Series 2009 O, General RB	5.25%	05/15/39	500	598,155

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	991,340

San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	4,240	4,518,695

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	6,790	8,050,224

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	2,040	2,232,658

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	1,000	1,182,240

Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	1,995	2,342,569

Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	6,095,300

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	4,320	5,142,442

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	$2,500	$3,046,400

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	09/01/30	3,300	1,601,292

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(d)	3.50%	05/31/13	1,000	1,002,570

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	3,050	3,003,030

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	17,570	7,066,127

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	5,725	2,176,130

				188,891,473

Colorado–1.77%

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	08/15/34	3,585	3,679,249

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	4,000	4,453,280

Colorado (State of) Housing & Finance Authority; Series 2000 D-2, Sr. Single Family Program RB (e)	6.90%	04/01/29	90	93,043

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,822,176

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,590	1,673,030

				13,720,778

Connecticut–0.61%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,769,603

Delaware–0.13%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	1,013,570

District of Columbia–3.29%

District of Columbia (The American University); Series 2008, Ref. VRD RB (LOC- JPMorgan Chase Bank, N.A.) (h)(i)	0.18%	10/01/38	4,000	4,000,000

District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/27	575	685,095

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	265	315,414

District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	10,000	10,490,300

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	1,520	1,750,934

Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	3,040	3,842,438

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS-AGM) (a)(e)	5.00%	10/01/20	3,000	3,231,630

Series 2009 B, Airport System RB (INS-BHAC) (a)	5.00%	10/01/29	1,000	1,168,140

				25,483,951

Florida–13.69%

Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,581,958

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	6,148,148

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	995	1,182,627

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 C, Ref. Hospital RB (d)	5.00%	11/15/31	3,000	3,271,260

Series 2006 C, RB (c)(d)(g)	5.25%	11/15/16	100	118,141

Series 2006 C, RB (d)	5.25%	11/15/36	3,900	4,379,856

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	5,234,169

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	3,000	3,625,020

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Miami International Airport); Series 2000 A, Aviation RB (INS- NATL) (a)(e)	6.00%	10/01/24	$5,000	$5,014,450

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	2,850	3,344,361

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,300	1,448,239

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,500	2,800,000

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,463,242

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(f)	0.00%	10/01/30	2,995	3,079,399

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	2,500	2,944,575

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/37	2,700	3,145,689

Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,040	1,212,619

Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,640	1,891,100

Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/31	7,855	9,474,073

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	2,700	3,384,801

Series 2011, Ref. RB (b)	5.00%	10/01/31	3,330	3,976,053

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/42	12,000	13,414,800

Series 2007, Hospital RB (b)	5.00%	08/15/42	6,000	6,707,400

Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,707,400

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	989,700

Series 2006 A, Health Care RB	5.38%	01/01/40	4,250	4,011,702

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	1,545	1,663,749

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	2,000	2,913,720

				106,128,251

Georgia–3.48%

Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (b)	5.00%	01/01/33	5,000	5,269,200

Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	4,000	4,271,480

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	03/01/13	1,640	1,647,905

DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,244,868

Georgia (State of) Road & Tollway Authority; Series 2003, RB (c)(g)	5.00%	10/01/13	8,000	8,319,600

Series 2003, RB	5.00%	10/01/23	6,000	6,230,520

				26,983,573

Hawaii–2.15%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,630	1,876,538

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,651,081

Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (c)(g)	5.25%	03/01/13	8,590	8,699,694

Series 2003 A, Unlimited Tax GO Bonds (c)(g)	5.25%	03/01/13	1,410	1,428,006

				16,655,319

Idaho–0.70%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	2,600	3,113,916

Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (e)	6.00%	01/01/32	540	541,032

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	$1,490	$1,790,339

				5,445,287

Illinois–15.54%

Chicago (City of) (O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(e)	5.75%	01/01/23	6,000	6,322,200

Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/26	3,000	3,331,740

Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	5,730	6,428,831

Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	2,720	3,082,712

Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/27	3,600	3,824,244

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	1,070	1,228,702

Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	1,035	1,180,024

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	5,000	5,896,950

Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	3,970	4,682,178

Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(j)	5.00%	01/01/37	16,310	17,499,978

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,300	3,825,690

Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/32	2,540	3,006,217

Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/37	2,540	2,957,627

Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	1,950	2,353,319

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	1,435	1,686,584

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	2,200	2,230,426

Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	3,141,857

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	950,325

Series 2009 B, RB	5.38%	08/15/24	1,900	2,256,668

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,655	3,139,909

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	3,505	4,096,854

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,460	1,904,380

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,850,961

Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	3,036,659

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	1,440	1,680,178

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Conv. CAB RB (INS-NATL) (a)(f)	0.00%	06/15/26	8,480	8,087,122

Series 2010 A, RB	5.50%	06/15/50	2,300	2,659,444

Series 2012 B, RB (b)	5.00%	12/15/28	5,565	6,715,842

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	5,229,180

Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	12/01/34	2,000	2,165,080

				120,451,881

Indiana–3.37%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	3,595	3,944,578

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,552,360

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.16%	02/01/24	$1,500	$1,500,000

Indiana Bond Bank; Series 2001 A, State Revolving Fund RB (c)(g)	5.00%	02/01/13	2,505	2,550,466

Series 2001 A, State Revolving Fund RB (c)(g)	5.00%	02/01/13	7,495	7,631,034

Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	3,000	3,495,570

Marion (County of) Convention & Recreational Facilities Authority; Series 2003 A, Sr. Ref. Excise Taxes Lease Rental RB (c)(g)	5.00%	06/01/13	1,400	1,433,642

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (c)(d)	6.25%	06/02/14	1,860	1,990,107

				26,097,757

Iowa–1.86%

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	2,200	2,287,604

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/25	4,795	5,850,955

Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/26	3,595	4,368,069

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,800	1,892,538

				14,399,166

Kansas–0.25%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,967,365

Kentucky–0.83%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,969,744

Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,495,772

Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	1,600	1,982,928

				6,448,444

Louisiana–0.68%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	2,450	2,863,045

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,444,524

				5,307,569

Maine–0.32%

Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	2,100	2,498,664

Maryland–1.31%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,600,040

Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	4.00%	07/01/38	1,500	1,541,490

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,194,340

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	2,440	2,792,580

				10,128,450

Massachusetts–4.55%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,322,414

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,671,856

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	9,565	11,895,225

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	3,100	3,757,386

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	$5,620	$6,682,798

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,526,203

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/35	5,325	6,423,281

				35,279,163

Michigan–0.78%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	3,400	3,985,684

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	1,855	2,103,514

				6,089,198

Minnesota–0.26%

Western Minnesota Municipal Power Agency (Transmission); Series 2003 A, RB (c)(g)	5.00%	01/01/13	2,000	2,008,260

Missouri–0.95%

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	290	297,894

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/27	995	1,217,969

Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,399,933

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,875	1,929,731

Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2012, RB	4.00%	11/15/42	1,465	1,524,245

				7,369,772

Montana–0.55%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	3,600	4,233,204

Nebraska–1.10%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,818,800

Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/36	4,800	5,691,312

				8,510,112

Nevada–2.17%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,500	1,721,160

Clark (County of); Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS-AMBAC) (a)(e)	5.38%	07/01/19	1,000	1,024,420

Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS-AMBAC) (a)(e)	5.38%	07/01/20	1,100	1,126,202

Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS-AMBAC) (a)(e)	5.38%	07/01/22	2,000	2,044,680

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(e)	5.50%	07/01/20	5,000	5,314,700

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(e)	5.50%	07/01/22	2,000	2,117,760

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,590,317

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,600	1,884,752

				16,823,991

New Jersey–5.28%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,294,550

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	2,000	2,633,500

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	6,390,200

Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(f)	0.00%	12/15/26	8,435	5,079,304

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (c)(g)	5.00%	07/01/13	$1,500	$1,541,205

Series 2003 A, RB (c)(g)	5.00%	07/01/13	1,750	1,798,072

New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,741,955

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/20	10,000	10,371,400

University of Medicine & Dentistry of New Jersey; Series 2004, COP (INS-NATL) (a)	5.25%	06/15/23	2,000	2,077,680

				40,927,866

New Mexico–0.67%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,988,219

New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	2,175,289

				5,163,508

New York–13.48%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	1,740	2,045,353

Series 2009, PILOT RB	6.38%	07/15/43	720	850,997

Long Island Power Authority; Series 2004 A, Electrical System General RB (INS- AMBAC) (a)	5.00%	09/01/34	1,500	1,595,160

Metropolitan Transportation Authority; Series 2003 B, RB (INS-NATL) (a)	5.25%	11/15/22	5,000	5,230,750

New York (City of) Municipal Water Finance Authority; Series 2003 A, Water & Sewer System RB	5.00%	06/15/35	3,000	3,073,320

Series 2007, VRD Second General Water & Sewer System RB (h)	0.14%	06/15/33	2,100	2,100,000

Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,922,120

New York (City of) Transitional Finance Authority; Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/28	4,615	5,595,272

Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/29	3,695	4,479,855

Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/30	3,695	4,377,984

Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/33	1,725	2,099,394

Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/42	8,690	10,330,759

New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (b)	5.00%	04/01/26	5,635	6,769,664

Series 2008 1A, Ref. RB (b)	5.00%	04/01/27	4,765	5,730,437

New York (City of); Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/27	5,200	6,296,108

Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/28	5,200	6,292,936

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	1,805	2,483,174

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	5,805	7,052,669

New York (State of) Dormitory Authority; Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,500	1,726,215

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(e)	11.59%	07/01/26	1,700	1,716,320

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,602,143

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	4,860	5,860,334

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/40	5,100	6,051,150

Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	2,051,235

Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,152,400

				104,485,749

North Carolina–3.90%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (b)	5.00%	06/01/39	13,600	15,208,880

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,770,251

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (b)	5.00%	06/01/42	$5,110	$5,947,274

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	1,129,425

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/36	1,755	2,077,955

Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/41	2,430	2,844,534

University of North Carolina at Chapel Hill; Series 2003, General RB (c)(g)	5.00%	12/01/13	1,200	1,256,832

				30,235,151

North Dakota–0.37%

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,849,055

Ohio–5.43%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,445	3,893,401

American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS- AGC) (a)(b)	5.25%	02/15/33	9,100	10,519,054

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003, RB (c)(g)	6.00%	07/01/13	5,080	5,250,790

Series 2003 H, RB (c)(g)	6.00%	07/01/13	5,290	5,467,850

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	3,390	3,860,532

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,472,290

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,989,070

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	5,589,937

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	930	1,051,728

				42,094,652

Oklahoma–0.20%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,519,455

Oregon–0.45%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	839,372

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (k)	6.38%	11/01/33	2,465	2,617,583

				3,456,955

Pennsylvania–1.96%

Geisinger Authority; Series 2005 A, VRD Health System RB (h)	0.12%	05/15/35	2,200	2,200,000

Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	5,384,900

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	2,850	2,884,029

Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	1,750	1,745,205

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2005 A, VRD RB (h)	0.18%	02/15/21	1,210	1,210,000

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,803,075

				15,227,209

Puerto Rico–3.41%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,370	2,394,174

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,310	1,428,018

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB	5.25%	07/01/27	3,500	3,742,375

Series 2010 XX, RB	5.25%	07/01/40	2,800	2,899,904

Series 2012 A, RB	5.00%	07/01/42	5,105	5,223,895

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.38%	08/01/39	$2,125	$2,307,516

First Subseries 2010 A, RB	5.50%	08/01/42	2,900	3,147,022

First Subseries 2010 C, RB	5.25%	08/01/41	4,950	5,326,151

				26,469,055

Rhode Island–0.20%

Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (a)(e)	5.00%	07/01/21	1,500	1,562,460

South Carolina–2.69%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	8,000	8,876,400

South Carolina (State of) Public Service Authority; Series 2002 D, Ref. RB (c)(g)	5.00%	01/01/13	1,060	1,064,357

Series 2002 D, Ref. RB (c)(g)	5.00%	01/01/13	1,000	1,004,110

Series 2003 A, Ref. RB (c)(g)	5.00%	07/01/13	1,710	1,757,487

Series 2003 A, Ref. RB (INS-AMBAC) (a)	5.00%	01/01/22	5,290	5,428,492

Series 2003 A, Ref. RB (INS-AMBAC) (a)	5.00%	01/01/27	2,655	2,724,189

				20,855,035

Texas–16.64%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/34	5,105	6,265,571

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	6,000	6,474,000

Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,531,040

Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs.	5.00%	06/15/35	2,500	3,018,150

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,546,401

Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	1,800	2,168,676

Dallas-Fort Worth International Airport; Series 2003 A, Joint RB (INS-AGM) (a)(e)	5.38%	11/01/22	3,000	3,121,020

Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	3,480,840

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,340,994

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	5,395	7,536,545

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 2008-3, Ref. VRD RB (h)	0.19%	10/01/41	2,000	2,000,000

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,480,635

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(f)	0.00%	09/01/25	4,650	2,833,571

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	8,300	8,855,602

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	9,500	10,121,585

Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,386,360

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	2,700	3,276,153

Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	4,005	4,784,613

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/23	420	500,636

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,601,225

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,700	1,954,473

Series 2012 B, Ref. RB	5.00%	05/15/32	2,075	2,462,423

Series 2012 B, Ref. RB	5.00%	05/15/37	2,900	3,378,413

North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/28	18,900	10,545,822

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/31	3,740	1,790,338

Tarrant (County of) Regional Water District; Series 2002, Ref. & Improvement RB (c)(g)	5.25%	03/01/13	3,165	3,205,417

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	$925	$944,166

Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	1,000	1,135,290

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,083,806

Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	3,008,500

Texas Municipal Gas Acquisition & Supply Corp.; Series 2012, Gas Supply RB	5.00%	12/15/30	1,195	1,333,321

Series 2012, Gas Supply RB	5.00%	12/15/31	1,195	1,328,004

Series 2012, Gas Supply RB	5.00%	12/15/32	1,200	1,330,380

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,945	2,404,623

University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	9,100	10,509,497

West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/24	3,000	3,246,870

				128,984,960

Utah–1.19%

Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	1,500	1,538,010

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (d)(g)	13.06%	05/15/20	2,400	2,426,208

Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	4,500	5,239,890

				9,204,108

Vermont–0.33%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,571,075

Virgin Islands–0.35%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,400	2,696,328

Virginia–2.52%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,834,910

Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,538,280

Prince William (County of) Service Authority; Series 2003, Ref. Water & Sewer System RB	5.00%	07/01/21	2,000	2,093,820

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	1,815	2,051,549

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (e)	5.00%	01/01/40	2,800	3,018,092

				19,536,651

Washington–4.70%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	925	1,141,431

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	1,705	1,812,040

Lewis (County of) Public Utility District No. 1 (Cowlitz Falls Hydroelectric); Series 2003, Ref. RB (INS-NATL) (a)	5.00%	10/01/22	1,000	1,038,590

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	2,700	3,275,235

Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (c)(g)	5.13%	06/01/15	2,500	2,793,750

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	3,000	3,398,040

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (a)	5.25%	10/01/33	1,500	1,683,180

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	$8,420	$10,376,724

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	8,850	10,893,996

				36,412,986

Wisconsin–1.03%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	5,540,050

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,000	2,484,400

				8,024,450

TOTAL INVESTMENTS(l)–153.50% (Cost $1,061,123,632)				1,189,929,143

FLOATING RATE NOTE OBLIGATIONS–(26.13)% Notes with interest rates ranging from 0.15% to 0.32% at 11/30/12 and contractual maturities of collateral ranging from 06/01/25 to 07/01/43 (See Note 1D)(m)				(202,540,000)

OTHER ASSETS LESS LIABILITIES–0.22%				1,693,667

VARIABLE RATE MUNI TERM PREFERRED SHARES–(27.59)%				(213,900,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$775,182,810

Investment Abbreviations:

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BAN	—Bond Anticipation Notes

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

Ctfs.	—Certificates

FTA	—Federal Transit Administration

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

LOC	—Letter of Credit

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $27,719,002. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2012 represented 0.34% of the Trust’s Net Assets.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.0%
National Public Finance Guarantee Corp.	7.8

(m)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $366,616,743 are held by Dealer Trusts and serve as collateral for the $202,540,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                    Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either became not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

                    Invesco Quality Municipal Income Trust

rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                    Invesco Quality Municipal Income Trust

NOTE 2 -- Additional Valuation Information

    Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$1,189,929,143	$--	$1,189,929,143

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $98,520,336 and $70,648,558, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$127,343,742
Aggregate unrealized (depreciation) of investment securities	(273,534)
Net unrealized appreciation of investment securities	$127,070,208
Cost of investments for tax purposes is $1,062,858,935.

                    Invesco Quality Municipal Income Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286705

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.